CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 1,922,690	$ 7,099	$ 13,540,086	$ (15,832,969)	$ (363,094)
Beginning balance, shares at Dec. 31, 2020	192,269	7,098,394
Exercise of warrants		$ 1,435	285,565		287,000
Exercise of warrants, shares		1,435,000
Common stock issued for settlement liabilities		$ 262	135,738		136,000
Common stock issued for settlement liabilities, shares		261,538
Stock based compensation		$ 267	1,454,313		1,454,580
Stock based compensation, shares		266,667
Series A preferred stock dividend				(80,112)	(80,112)
Conversion of Series A preferred stock and accrued dividend	$ (1,922,690)	$ 2,278	2,276,534		356,122
Conversion of Series A preferred stock and accrued dividend, shares	(192,269)	2,278,804
Net loss				(2,056,732)	(2,056,732)
Ending balance, value at Dec. 31, 2021		$ 11,341	17,692,236	(17,969,813)	(266,236)
Ending balance, shares at Dec. 31, 2021		11,340,403
Shares issued for purchase of Clearwater Gold Mining Corp		$ 250	37,250		37,500
Shares issued for purchase of clearwater gold mining corp, shares		250,000
Shares issued as deferred finance costs		$ 646	179,354		180,000
Shares issued as deferred finance costs, shares		646,668
Stock based compensation		$ 536	110,352		110,888
Stock based compensation, shares		535,715
Net loss				(1,559,929)	(1,559,929)
Ending balance, value at Dec. 31, 2022		$ 12,773	$ 18,019,192	$ (19,529,742)	$ (1,497,777)
Ending balance, shares at Dec. 31, 2022		12,772,786